Significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net current liabilities	$ 7,000,000.0	$ 13,800,000
Current assets	2,115,618	1,464,436
Current liabilities	9,082,597	$ 15,228,666
Working capital	4,300,000
Proceeds from issuance of private placement	$ 7,500,000